T. ROWE PRICE Mid-Cap Value Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.0%
COMMUNICATION SERVICES 4.8%
Entertainment 0.7%
Madison Square Garden Entertainment (1) 945,724 41,697
Madison Square Garden Sports (1) 309,889 42,349
84,046
Media 4.1%
DISH Network, Class A (1) 3,021,512 41,788
Fox, Class A  565,787 17,358
News, Class A  16,163,715 244,234
Paramount Global, Class B  5,392,088 102,665
Scholastic  2,514,418 77,343
483,388
Total Communication Services 567,434
CONSUMER DISCRETIONARY 6.1%
Automobiles 0.9%
General Motors  3,454,689 110,861
110,861
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions (1) 892,328 51,443
Strategic Education (2) 1,226,364 75,311
126,754
Hotels, Restaurants & Leisure 0.8%
Compass Group (GBP)  4,813,335 95,845
95,845
Household Durables 0.8%
Mohawk Industries (1) 1,027,404 93,689
93,689
Specialty Retail 1.1%
Best Buy  1,278,447 80,977
Burlington Stores (1) 467,269 52,283
133,260
Textiles, Apparel & Luxury Goods 1.4%
Ralph Lauren  2,003,883 170,190
170,190
Total Consumer Discretionary 730,599
CONSUMER STAPLES 7.5%
Beverages 1.7%
Carlsberg, Class B (DKK)  948,009 110,857
T. ROWE PRICE Mid-Cap Value Fund

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Monster Beverage (1) 976,633 84,928
195,785
Food & Staples Retailing 1.5%
Sysco  2,570,524 181,762
181,762
Food Products 3.8%
Bunge  1,301,540 107,468
Campbell Soup  1,946,505 91,719
Flowers Foods  9,980,273 246,413
445,600
Household Products 0.5%
Kimberly-Clark  512,962 57,729
57,729
Total Consumer Staples 880,876
ENERGY 8.4%
Energy Equipment & Services 4.5%
Expro Group Holdings (1) 7,243,216 92,279
NOV  4,684,943 75,802
SEACOR Marine Holdings (1)(2) 3,060,096 17,198
TechnipFMC (1)(2) 28,423,826 240,465
Tidewater (1)(2) 4,963,627 107,711
533,455
Oil, Gas & Consumable Fuels 3.9%
Cameco  7,224,912 191,532
Canadian Natural Resources  1,138,999 53,043
Equitrans Midstream  21,085,452 157,719
Imperial Oil  1,400,081 60,582
462,876
Total Energy 996,331
FINANCIALS 17.4%
Banks 5.6%
Fifth Third Bancorp  7,255,762 231,894
Popular  1,705,033 122,865
Signature Bank  667,863 100,847
Webster Financial  3,155,892 142,647
Westamerica BanCorp  1,244,272 65,063
663,316
Capital Markets 3.4%
Lazard, Class A  1,851,738 58,941
Main Street Capital  1,837,875 61,826
Open Lending, Class A (1) 6,663,384 53,574

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
State Street  3,829,719 232,885
407,226
Consumer Finance 0.4%
OneMain Holdings  1,684,700 49,732
49,732
Diversified Financial Services 1.2%
Groupe Bruxelles Lambert (EUR)  1,022,449 71,505
Jackson Financial, Class A  2,502,548 69,446
140,951
Insurance 6.8%
Brown & Brown  2,647,974 160,149
CNA Financial  3,027,698 111,722
Kemper  2,792,841 115,233
Loews  3,134,460 156,222
Marsh & McLennan  440,982 65,834
RenaissanceRe Holdings  1,366,570 191,853
801,013
Total Financials 2,062,238
HEALTH CARE 11.7%
Biotechnology 0.7%
Alkermes (1) 1,853,275 41,384
Galapagos (EUR) (1) 858,843 36,674
78,058
Health Care Equipment & Supplies 4.0%
DENTSPLY SIRONA  3,851,604 109,193
Hologic (1) 963,122 62,141
Koninklijke Philips (EUR)  7,619,464 117,313
Zimmer Biomet Holdings  1,810,954 189,335
477,982
Health Care Providers & Services 6.2%
Cardinal Health  3,107,424 207,203
Centene (1) 1,573,825 122,459
Fresenius (EUR)  2,490,242 53,080
Patterson  3,934,758 94,513
Select Medical Holdings (2) 11,730,849 259,252
736,507
Life Sciences Tools & Services 0.8%
Charles River Laboratories International (1) 508,430 100,059
100,059
Total Health Care 1,392,606

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 10.8%
Aerospace & Defense 3.4%
Rolls-Royce Holdings (GBP) (1) 113,285,455 86,760
Spirit AeroSystems Holdings, Class A  4,005,328 87,797
Textron  3,809,393 221,935
396,492
Air Freight & Logistics 0.9%
CH Robinson Worldwide  1,145,285 110,302
110,302
Building Products 0.9%
Trane Technologies  766,000 110,925
110,925
Electrical Equipment 0.7%
Rockwell Automation  385,345 82,892
82,892
Machinery 3.3%
Alstom (EUR)  3,074,048 49,725
Middleby (1) 453,744 58,157
PACCAR  2,284,828 191,217
Stanley Black & Decker  1,175,100 88,379
387,478
Road & Rail 1.1%
JB Hunt Transport Services  798,370 124,881
124,881
Trading Companies & Distributors 0.5%
Ashtead Group (GBP)  1,427,849 64,125
64,125
Total Industrials & Business Services 1,277,095
INFORMATION TECHNOLOGY 5.5%
Communications Equipment 1.0%
Arista Networks (1) 560,357 63,259
Motorola Solutions  238,400 53,394
116,653
Electronic Equipment, Instruments & Components 1.8%
Corning  2,182,771 63,344
National Instruments  3,936,083 148,548
211,892
IT Services 0.6%
Global Payments  691,488 74,715
74,715

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 0.8%
Marvell Technology  2,306,745 98,982
98,982
Technology Hardware, Storage & Peripherals 1.3%
Western Digital (1) 4,596,476 149,615
149,615
Total Information Technology 651,857
MATERIALS 8.5%
Chemicals 1.7%
Corteva  1,839,523 105,129
PPG Industries  363,676 40,255
Scotts Miracle-Gro  1,197,131 51,177
196,561
Construction Materials 1.8%
Summit Materials, Class A (1) 5,373,959 128,760
Vulcan Materials  499,438 78,766
207,526
Containers & Packaging 1.2%
Ball  1,478,983 71,464
Westrock  2,398,304 74,084
145,548
Metals & Mining 3.8%
AngloGold Ashanti, ADR  6,154,400 85,054
Franco-Nevada (CAD)  1,266,553 151,287
Freeport-McMoRan  1,477,789 40,388
Fresnillo (GBP)  14,372,074 122,606
Gold Fields, ADR  5,741,532 46,449
445,784
Total Materials 995,419
REAL ESTATE 5.7%
Equity Real Estate Investment Trusts 5.3%
Apartment Investment & Management, Class A, REIT  9,836,953 71,810
Equity Commonwealth, REIT  5,381,481 131,093
Equity Residential, REIT  930,267 62,532
Rayonier, REIT  3,534,231 105,921
Regency Centers, REIT  1,834,594 98,793
Rexford Industrial Realty, REIT  973,700 50,632
Weyerhaeuser, REIT  3,779,436 107,941
628,722

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Equity Real Estate Investment Trusts (Reits) 0.4%
Vornado Realty Trust, REIT  2,262,500 52,400
52,400
Total Real Estate 681,122
UTILITIES 5.1%
Electric Utilities 4.6%
FirstEnergy  6,497,573 240,410
PG&E (1) 24,566,650 307,083
547,493
Multi-Utilities 0.5%
CenterPoint Energy  2,240,489 63,137
63,137
Total Utilities 610,630
Total Miscellaneous Common Stocks  2.5% (3) 298,414
Total Common Stocks (Cost $10,746,159) 11,144,621
SHORT-TERM INVESTMENTS 6.0%
Money Market Funds 6.0%
T. Rowe Price Government Reserve Fund, 3.07% (2)(4) 704,749,399 704,749
Total Short-Term Investments (Cost $704,749) 704,749
Total Investments in Securities 100.0%
(Cost $11,450,908) $ 11,849,370
Other Assets Less Liabilities (0.0)% (4,958)
Net Assets 100.0% $ 11,844,412
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
DKK Danish Krone
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Apartment Investment & Management, Class A,
REIT  $ 443 $ (4,248) $ 197
Equity Commonwealth, REIT  (1,331) (6,895) 5,676
Expro Group Holdings  1,138 (14,791) —
Flowers Foods  11,744 (44,265) 7,535
Patterson  5,205 (22,522) 5,366
Scholastic  874 (23,012) 1,191
SEACOR Marine Holdings  195 5,978 —
Select Medical Holdings  3,239 (81,828) 3,848
Strategic Education  (1,255) 6,602 2,281
TechnipFMC  (5,144) 66,885 —
Tidewater  1,623 51,879 —
Westamerica BanCorp  643 (8,273) 2,600
T. Rowe Price Government Reserve Fund, 3.07% — — 6,039
Totals $ 17,374# $ (74,490) $ 34,733+

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
Apartment Investment &
Management, Class A, REIT  $ * $ 2,888 $ 806 $ *
Equity Commonwealth, REIT  184,556 2,245 48,813 *
Expro Group Holdings  * 20,405 1,363 *
Flowers Foods  356,712 14 66,048 *
Patterson  210,323 — 93,288 *
Scholastic  * 11,183 909 *
SEACOR Marine Holdings  9,245 2,206 231 17,198
Select Medical Holdings  284,141 58,217 1,278 259,252
Strategic Education  70,656 6,078 8,025 75,311
TechnipFMC  136,221 61,309 23,950 240,465
Tidewater  50,863 5,375 406 107,711
Westamerica BanCorp  128,351 — 55,015 *
T. Rowe Price Government
Reserve Fund, 3.07% 921,488  ¤  ¤ 704,749
Total $ 1,404,686^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $34,733 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,323,537.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Mid-Cap Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,162,832 $ 981,789 $ — $ 11,144,621
Short-Term Investments 704,749 — — 704,749
Total $ 10,867,581 $ 981,789 $ — $ 11,849,370

T. ROWE PRICE Mid-Cap Value Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F115-054Q3 09/22